Financial instruments by category	6 Months Ended
Jun. 30, 2023
Financial instruments by category
Financial instruments by category

24Financial instruments by category

Financial assets as per statement of financial position

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
		USD

At fair value
Sublease receivables	1,057,465	1,201,552
At amortised cost
Trade and other receivables	5,952,470	14,815,432
Cash and cash equivalents	376,768	1,538,347
	7,386,703	17,555,331

24Financial instruments by category (continued)

Financial liabilities as per statement of financial position

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Accounts payable, accruals and other payables excluding non-financial items (i)	13,731,592	31,586,707
Deferred purchase price	1,058,206	7,619,581
Lease liabilities	1,989,845	2,343,126
Derivative warrant liabilities	1,317,091	1,317,091
Current tax liabilities	472,101	1,027,404
Due to related parties	556,000	—
Loan from related party	139,985	—
	19,264,820	43,893,909